UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2011

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        4101 Cox Road, Suite 110
                Glen Allen, Virginia 23060

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Pamela Simms
Title:    Operations Manager
Phone:    (804) 270-4000

Signature, Place, and Date of Signing:
Pamela Simms        Glen Allen, Virginia     August 11, 2011
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: $202,985 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


06/30/2011
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Abbott Laboratories
Common
002824100
5,073,884
96,425
x
ALL
92,900

3,525
AFLAC Incorporated
Common
001055102
5,636,089
120,739
x
ALL
117,074

3,665
Altria Group, Inc.
Common
02209S103
459,666
17,405
x
ALL
17,405

0
Analog Devices, Inc.
Common
032654105
4,838,487
123,620
x
ALL
118,240

5,380
Applied Materials, Inc.
Common
038222105
4,302,927
330,740
x
ALL
316,680

14,060
Automatic Data Processing
Common
053015103
2,865,160
54,388
x
ALL
52,863

1,525
Avon Products, Inc.
Common
054303102
5,695,928
203,426
x
ALL
195,711

7,715
BB&T Corporation
Common
054937107
311,612
11,610
x
ALL
11,610

0
Becton, Dickinson & Co.
Common
075887109
1,200,176
13,928
x
ALL
13,628

300
Charles Schwab Corp
Common
808513105
3,377,660
205,329
x
ALL
198,879

6,450
Chevron Corporation
Common
166764100
2,575,216
25,041
x
ALL
23,291

1,750
Dominion Resources, Inc.
Common
25746U109
230,151
4,768
x
ALL
4,768

0
Exxon Mobil Corporation
Common
30231G102
1,288,327
15,831
x
ALL
13,831

2,000
Gilead Sciences, Inc.
Common
375558103
5,020,341
121,235
x
ALL
115,425

5,810
Google Inc.
Common
38259P508
2,388,594
4,717
x
ALL
4,569

148
HCC Insurance Hldngs Inc.
Common
404132102
226,800
7,200
x
ALL
7,200

0
Houston Wire & Cable
Common
439555301
3,636,903
233,884
x
ALL
229,004

4,880
Intel Corporation
Common
458140100
4,953,979
223,555
x
ALL
215,705

7,850
Intuitive Surgical, Inc.
Common
46120E602
4,497,321
12,086
x
ALL
11,781

305
Itron, Inc.
Common
465741106
2,891,286
60,035
x
ALL
57,185

2,850
Johnson & Johnson
Common
478160104
1,267,406
19,053
x
ALL
19,053

0
KEMET Corporation
Common
488360207
476,329
33,333
x
ALL
33,333

0
Linear Technology Corp
Common
535678106
5,917,049
179,196
x
ALL
172,646

6,550
Mastercard Incorporated
Common
57636Q104
3,001,346
9,960
x
ALL
9,695

265










Page Total


72,132,639





















06/30/2011
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










McCormick & Co., Inc.
Common
579780206
1,168,861
23,580
x
ALL
22,980

600
McGraw-Hill Co., Inc.
Common
580645109
5,316,493
126,855
x
ALL
122,515

4,340
Medtronic, Inc.
Common
585055106
5,729,218
148,695
x
ALL
141,910

6,785
Meredith Corporation
Common
589433101
3,117,825
100,155
x
ALL
95,620

4,535
Microsoft Corporation
Common
594918104
7,287,641
280,294
x
ALL
270,669

9,625
Molex Incorporated Cl A
Common
608554200
3,282,037
152,795
x
ALL
147,925

4,870
New York Cmnty Bncrp,Inc
Common
649445103
3,543,261
236,375
x
ALL
228,650

7,725
Newmont Mining Corp
Common
651639106
5,056,449
93,690
x
ALL
89,605

4,085
Noble Corporation
Common
H5833N103
6,607,481
167,660
x
ALL
162,120

5,540
Oracle Corporation
Common
68389X105
6,921,621
210,320
x
ALL
204,070

6,250
Paychex, Inc.
Common
704326107
6,609,281
215,146
x
ALL
205,586

9,560
PepsiCo, Inc.
Common
713448108
3,419,588
48,553
x
ALL
46,303

2,250
Philip Morris Intl
Common
718172109
6,337,841
94,920
x
ALL
92,045

2,875
Portfolio Recovery Asscts
Common
73640Q105
2,076,083
24,485
x
ALL
23,655

830
Principal Finl Group, Inc
Common
74251V102
4,982,492
163,790
x
ALL
156,030

7,760
Prudential Finl, Inc.
Common
744320102
4,571,485
71,890
x
ALL
68,680

3,210
QUALCOMM Inc.
Common
747525103
8,073,058
142,156
x
ALL
137,151

5,005
Rocky Mtn Chocolate Facto
Common
774678403
1,110,453
112,394
x
ALL
108,294

4,100
SeaDrill Limited
Common
G7945E105
3,416,586
96,842
x
ALL
94,192

2,650
Sirona Dental Systms Inc.
Common
82966C103
2,362,419
44,490
x
ALL
42,480

2,010
Sovran Self Storage, Inc.
Common
84610H108
2,273,450
55,450
x
ALL
53,600

1,850
Teva Pharm Inds Ltd ADR F
Common
881624209
5,395,095
111,885
x
ALL
107,395

4,490
Tower Group Inc
Common
891777104
1,127,877
47,350
x
ALL
46,150

1,200
Transocean Ltd.
Common
H8817H100
6,388,535
98,955
x
ALL
94,980

3,975










Page Total


106,175,128


























06/30/2011
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Urban Outfitters, Inc.
Common
917047102
2,565,732
91,145
x
ALL
86,490

4,655
Valley National Bancorp
Common
919794107
2,573,869
189,116
x
ALL
182,606

6,510
Varian Mdcl Systems, Inc.
Common
92220P105
3,698,106
52,815
x
ALL
50,554

2,261
Vodafone Group Plc Adr
Common
92857W209
3,902,109
146,037
x
ALL
140,287

5,750
Washington REIT
Common
939653101
2,569,080
79,000
x
ALL
76,150

2,850
Wellpoint, Inc.
Common
94973V107
1,161,621
14,747
x
ALL
14,497

250
Western Union
Common
959802109
4,914,060
245,335
x
ALL
236,115

9,220
Willis Group Holdings
Common
G96666105
3,293,528
80,115
x
ALL
77,815

2,300










Page Total


24,678,104
















Grand Total


202,985,871



































































